Basis of preparation - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Basis Of Preparation [Line Items]
Current provisions	¥ 431,191	¥ 413,352
Non-current provisions	¥ 498,463	301,103
Reclassification From Other Liabilities To Provisions [Member]
Disclosure Of Basis Of Preparation [Line Items]
Current provisions		413,352
Non-current provisions		¥ 301,103